Document And Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2026	Sep. 26, 2025
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Document Transition Report	false
Entity File Number	0-01989
Entity Registrant Name	Seneca Foods Corporation
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0733425
Entity Address, Address Line One	350 WillowBrook Office Park
Entity Address, City or Town	Fairport
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14450
City Area Code	585
Local Phone Number	495-4100
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float		$ 554,816,144
Auditor Name	Deloitte & Touche LLP
Auditor Location	Rochester, NY
Auditor Firm ID	34
Entity Central Index Key	0000088948
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class A, $0.25 Par
Trading Symbol	SENEA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	5,221,238
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class B, $0.25 Par
Trading Symbol	SENEB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	1,549,202